11. Segmented information	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Note 11. Segmented information

The Company operates in one business segment being the exploration of mineral property interests. The Company's assets are geographically segmented as follows:

	September 30, 2016	December 31, 2015
United States	$40,220	$38,323
Canada	13,455	22,501
Other	840	838
	$54,515	$61,662